Goodwill (Details) - Schedule of changes in the carrying amount of goodwill - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
Balance at beginning	$ 99,082,000	$ 100,051,000
Goodwill acquired	651,000	0
Currency translation adjustments	1,866,000	(969,000)
Balance at ending	$ 101,599,000	$ 99,082,000